Vanguard Developed Markets Index Fund

Supplement to the Prospectus and Summary Propsectus

Reorganization of Vanguard Developed Markets Index Fund Into Vanguard Tax-Managed International Fund

The board of trustees of Vanguard STAR® Funds (the Trust) has approved an agreement and plan of reorganization (the Agreement) to reorganize Vanguard Developed Markets Index Fund, a series of the Trust, into Vanguard Tax-Managed International Fund, a series of Vanguard Tax-Managed Funds®.

The reorganization will consolidate the assets of these two Funds in order to simplify the Vanguard fund lineup, and it will allow Developed Markets Index Fund shareholders to merge into a fund that has identical expense ratios, utilizes the same benchmark, and has the ability to benefit from an exchange-traded share class. It is anticipated that the reorganization will allow the combined Fund to benefit by eliminating duplicative expenses and spreading fixed costs over a larger asset base.

The reorganization does not require shareholder approval, and the closing of the reorganization is expected to occur on or about April 4, 2014. Prior to the closing, a combined information statement/prospectus will be issued to shareholders of the Developed Markets Index Fund. The combined information statement/prospectus will describe the reorganization, provide a description of the Tax-Managed International Fund, and include a comparison of the two Funds.

Under the Agreement, shareholders of the Developed Markets Index Fund after the closing will receive Investor Shares, AdmiralTM Shares, Institutional Shares, or Institutional Plus Shares, as appropriate, of the Tax-Managed International Fund in exchange for their shares of the Developed Markets Index Fund, and the Developed Markets Index Fund will cease operations. Investor Shares and Institutional Plus Shares of the Tax-Managed International Fund will be created in anticipation of the merger.

It is anticipated that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

(over, please)

Closed to New Accounts

Effective immediately, the Developed Markets Index Fund is closed to new accounts, and it will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 227 102013

Vanguard STAR® Funds

Supplement to the Statement of Additional Information

Reorganization of Vanguard Developed Markets Index Fund Into Vanguard Tax-Managed International Fund

The board of trustees of Vanguard STAR Funds (the Trust) has approved an agreement and plan of reorganization (the Agreement) to reorganize Vanguard Developed Markets Index Fund, a series of the Trust, into Vanguard Tax-Managed International Fund, a series of Vanguard Tax-Managed Funds®.

The reorganization will consolidate the assets of these two Funds in order to simplify the Vanguard fund lineup, and it will allow Developed Markets Index Fund shareholders to merge into a fund that has identical expense ratios, utilizes the same benchmark, and has the ability to benefit from an exchange-traded share class. It is anticipated that the reorganization will allow the combined Fund to benefit by eliminating duplicative expenses and spreading fixed costs over a larger asset base.

The reorganization does not require shareholder approval, and the closing of the reorganization is expected to occur on or about April 4, 2014. Prior to the closing, a combined information statement/prospectus will be issued to shareholders of the Developed Markets Index Fund. The combined information statement/prospectus will describe the reorganization, provide a description of the Tax-Managed International Fund, and include a comparison of the two Funds.

Under the Agreement, shareholders of the Developed Markets Index Fund after the closing will receive Investor Shares, AdmiralTM Shares, Institutional Shares, or Institutional Plus Shares, as appropriate, of the Tax-Managed International Fund in exchange for their shares of the Developed Markets Index Fund, and the Developed Markets Index Fund will cease operations. Investor Shares and Institutional Plus Shares of the Tax-Managed International Fund will be created in anticipation of the merger.

It is anticipated that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Closed to New Accounts

Effective immediately, the Developed Markets Index Fund is closed to new accounts, and it will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 056A 102013